Prepayment for Construction in Progress (Tables)	6 Months Ended
Mar. 31, 2026
Prepayment for Construction in Progress [Abstract]
Schedule of Future Minimum Capital Expenditures

As of March 31, 2026, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Twelve months ending March 31,	Capital Expenditure on CIP
2027	$3,624,239
2028	3,624,239
2029	5,443,607
2030	1,195,999
Total	$13,888,084